26. Research and Development and Energy Efficiency (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	R$ 532,475	R$ 483,889
Effect of acquisition of control of Costa Oeste and Marumbi	499
Additions	123,306	117,390
Performance agreement	2,063	1,363
Selic interest rate	25,407	34,345
Payments	(47,575)	(51,254)
Concluded projects	(43,440)	(53,258)
Research and development and energy efficiency, ending	592,735	532,475
FNDCT
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	5,232	4,603
Effect of acquisition of control of Costa Oeste and Marumbi	23
Additions	31,186	29,956
Performance agreement	0	0
Selic interest rate	0	0
Payments	(31,716)	(29,327)
Concluded projects	0	0
Research and development and energy efficiency, ending	4,725	5,232
MME
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	2,616	2,302
Effect of acquisition of control of Costa Oeste and Marumbi	9
Additions	15,595	14,978
Performance agreement	0	0
Selic interest rate	0	0
Payments	(15,859)	(14,664)
Concluded projects	0	0
Research and development and energy efficiency, ending	2,361	2,616
P&D
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	316,121	294,088
Effect of acquisition of control of Costa Oeste and Marumbi	467
Additions	31,188	29,956
Performance agreement	0	0
Selic interest rate	12,627	19,544
Payments	0	0
Concluded projects	(32,777)	(27,467)
Research and development and energy efficiency, ending	327,626	316,121
Procel
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	6,041	4,932
Effect of acquisition of control of Costa Oeste and Marumbi	0
Additions	9,067	8,500
Performance agreement	0	0
Selic interest rate	684	(128)
Payments	0	(7,263)
Concluded projects	0	0
Research and development and energy efficiency, ending	15,792	6,041
PEE
DisclosureOfChangesInResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency, beginning	202,465	177,964
Effect of acquisition of control of Costa Oeste and Marumbi	0
Additions	36,270	34,000
Performance agreement	2,063	1,363
Selic interest rate	12,096	14,929
Payments	0	0
Concluded projects	(10,663)	(25,791)
Research and development and energy efficiency, ending	R$ 242,231	R$ 202,465